Commitments and Contigencies	6 Months Ended
Dec. 31, 2025
Commitments and Contigencies [Abstract]
COMMITMENTS AND CONTIGENCIES

21. COMMITMENTS AND CONTIGENCIES

Commitments

As of December 31, 2025, other than lease commitment disclosed elsewhere in these consolidated financial statements, we had neither significant financial nor capital commitment.

Contingencies

As of December 31, 2025, the Company was not a party to any material legal or administrative proceedings.